Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating expenses:
Research and development	$ 11,367,590	$ 11,625,404
General and administrative	5,265,995	5,861,151
Total operating expenses	16,633,585	17,486,555
Operating loss	(16,633,585)	(17,486,555)
Other:
Grant income	131,281	369,688
Interest (expense) income, net	(482,204)	19,622
Reimbursements from Akebia	997	27,022
Total other	(349,926)	416,332
Net loss and comprehensive loss	(16,983,511)	(17,070,223)
Reconciliation to net loss attributable to common stockholders:
Net loss and comprehensive loss	(16,983,511)	(17,070,223)
Extinguishment of preferred stock	224,224
Accretion of preferred stock to redemption value	(4,152,801)	(348,436)
Net loss attributable to common stockholders	$ (20,912,088)	$ (17,418,659)
Net loss per basic and diluted common share	$ (10.51)	$ (13.52)
Weighted average common shares used in computing net loss per share attributable to common stockholders, basic and diluted	1,989,863	1,288,631
ZETA ACQUISITION CORP. II [Member]
Operating expenses:
General and administrative	$ 29,492	$ 23,006
Operating loss	(29,492)	(23,006)
Other:
Interest expense	9,942	8,434
Net loss and comprehensive loss	(39,434)	(31,440)
Reconciliation to net loss attributable to common stockholders:
Net loss and comprehensive loss	$ (39,434)	$ (31,440)
Net loss per basic and diluted common share	$ (0.01)	$ (0.01)
Weighted average common shares used in computing net loss per share attributable to common stockholders, basic and diluted	5,000,000	5,000,000